Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares R$ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options grant date fair value | $	$ 0	$ 0	$ 7.54	$ 11.79
Options outstanding	113,800	113,800
Options vested	59,300	59,300
Phantom shares lock up period A	five years
Phantom shares lock up period B	ten years
Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants	6 years 8 months 12 days
Weighted average share price at the date of exercise | (per share)	$ 3.2	$ 17.87
Number of shares exchanged	3		100
Discount on exchange	16.66%
Fair value of the transaction | $	$ 1,000,000		$ 1,000,000
Share based program service period	5 years
Description of the fair value measured	The fair values of the Ambev and AB InBev shares were determined based on the market price.
Ambev [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 2.86	$ 2.86			R$ 15.95
Ambev [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 8.24	$ 8.24			R$ 45.97
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	3,900,000		10,900,000	5,500,000
Share-based compensation grant date fair value | $	$ 9,000,000	$ 9,000,000	$ 9,000,000
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	20,600		21,100
Share-based compensation grant date fair value | $	$ 61,000,000	61,000,000	$ 61,000,000
Long Term Incentive Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0		38,100
Long Term Incentive Stock Option Plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0		22
Stock options grant date fair value | $			$ 1,000,000
Deferred stock unit plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	100		200
Share-based compensation grant date fair value | $	$ 1,000,000	$ 1,000,000	$ 1,000,000